CONVERTIBLE REDEEMABLE PREFERRED SHARES - Issuances Summary (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands						1 Months Ended	12 Months Ended
	Dec. 05, 2023	Jul. 20, 2023	May 14, 2021	Feb. 22, 2021	Dec. 25, 2020	Jul. 31, 2023	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Fair value change of forward contract related to Series B+ preferred shares							¥ (105,483)
Series A preferred stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue Price per share				¥ 4.7	¥ 4.7
Shares issued				1,055,546	33,777,482
Aggregate issuance price				¥ 5,000	¥ 160,000
Series B preferred stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue Price per share			¥ 11.4
Shares issued			12,256,755				2,657,649
Aggregate issuance price			¥ 140,000				¥ 39,172
Series B+ Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue Price per share		¥ 16.2
Shares issued		12,780,417					20,374,577
Aggregate issuance price		¥ 209,902					¥ 436,905
Fair value change of forward contract related to Series B+ preferred shares							¥ 105,000
Series B+ Preferred Shares | One Series B+ Preferred shareholder
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issue Price per share	¥ 16.2
Shares issued	7,594,160
Aggregate issuance price	¥ 123,000
Number of convertible redeemable preferred shares agreed to purchase						7,594,160
Cash consideration from issue of convertible redeemable preferred shares						¥ 123,000